Commitments and Contingency (Details) - Schedule of Cash Flows - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	$ 4,585,904	$ 804,161	$ 834,596	$ 4,016,852	$ (757,861)
Net cash (used in) provided by investing activities	$ (1,869,143)	$ (610,768)	(675,964)	(7,349,231)	400,006
Net cash provided by financing activities				$ 2,749,498